Bank Loans and Notes Payable - Additional Information (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	Nov. 26, 2018 MXN ($)	Nov. 26, 2018 USD ($)	Mar. 14, 2016 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Fixed interest rate					0.40%
Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Credit contracts				$ 9,400	$ 10,100
Repayment of borrowings	$ 10,100
Mexico, Pesos | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed interest rate				8.39%		8.39%
Mexico, Pesos | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed interest rate				7.91%		7.91%
Uruguay, Pesos
Disclosure of detailed information about borrowings [line items]
Credit contracts					1,344
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Credit contracts				$ 1,670
Repayment of borrowings		$ 445
1.75% Senior Notes [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 1,000,000
Maturity date			7
Fixed interest rate			1.75%
Basis points over the relevant benchmark mid-swap			155
Total yield percentage			1.824%
8.27% Debt Bonds Maturing on 2021 [member]
Disclosure of detailed information about borrowings [line items]
Face amount					$ 2,500,000
Maturity date					2021
Fixed interest rate					8.27%
5.46% Debt Bonds Maturing on 2023 [member]
Disclosure of detailed information about borrowings [line items]
Face amount				$ 7,500
Maturity date				2023
Fixed interest rate				5.46%		5.46%
4.63% Senior Notes Maturing on February Fifteen Two Thousand Twenty [member]
Disclosure of detailed information about borrowings [line items]
Face amount					$ 500,000
Maturity date					February 15, 2020
Fixed interest rate					4.63%
Two Point Three Eight Percentage Senior Notes Maturing On November Twenty Six Two Thousand Eighteen [member]
Disclosure of detailed information about borrowings [line items]
Maturity date					November 26, 2018
Three Point Eight Eight Percentage Senior Notes Maturing On November Twenty Six Two Thousand Twenty Three [member]
Disclosure of detailed information about borrowings [line items]
Face amount					$ 900,000
Maturity date					November 26, 2023
Fixed interest rate					3.88%
5.25% Senior Notes Maturing On November 26, 2045 [member]
Disclosure of detailed information about borrowings [line items]
Face amount						$ 600
Maturity date				November 26, 2043
Fixed interest rate				5.25%		5.25%
TIIE plus 0.5% debt bonds maturing on 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount				$ 1,500
Maturity date				2022
Basis points over the relevant benchmark mid-swap				0.25
7.87% debt bonds maturing on 2027 [member]
Disclosure of detailed information about borrowings [line items]
Face amount				$ 8,500
Maturity date				2027
Fixed interest rate				7.87%		7.87%